Discontinued Operation (Details) - Schedule of Loss on Sale of Discontinued Operations - Discontinued Operations, Held-for-Sale [Member]	May 19, 2023 USD ($)
USD
Cash and cash equivalents	$ 1,030,377
Accounts receivable, net	9,508
Prepayments and other assets	241,025
Property, plant and equipment, net	24,998
Total assets	1,305,908
Account payable	662,648
Accrued expenses and other current liabilities	32,346
Total liabilities	694,994
Net assets	610,914
Consideration received	215,000
Loss on sale of discontinued operations, net of taxes	$ (395,914)